Schedule of Investments (unaudited) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.8%

Aerospace & Defense — 2.6%
Arconic, Inc.	34,676	$662,658
Boeing Co. (The)	42,586	16,243,152
General Dynamics Corp.	21,975	3,719,928
Harris Corp.	9,554	1,525,869
Huntington Ingalls Industries, Inc.	3,368	697,850
L3 Technologies, Inc.	6,426	1,326,134
Lockheed Martin Corp.	19,897	5,972,283
Northrop Grumman Corp.	13,768	3,711,853
Raytheon Co.	22,839	4,158,525
Textron, Inc.	19,033	964,212
TransDigm Group, Inc.(a)	3,927	1,782,819
United Technologies Corp.	65,747	8,474,131

		49,239,414

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	11,273	980,638
Expeditors International of Washington, Inc.	13,987	1,061,613
FedEx Corp.	19,474	3,532,779
United Parcel Service, Inc., Class B(b)	56,550	6,318,897

		11,893,927

Airlines — 0.4%
Alaska Air Group, Inc.	10,108	567,261
American Airlines Group, Inc.	32,408	1,029,278
Delta Air Lines, Inc.	50,100	2,587,665
Southwest Airlines Co.	40,351	2,094,621
United Continental Holdings, Inc.(a)	18,172	1,449,762

		7,728,587

Auto Components — 0.1%
Aptiv plc(b)	21,084	1,675,967
BorgWarner, Inc.	16,941	650,704

		2,326,671

Automobiles — 0.4%
Ford Motor Co.	317,806	2,790,337
General Motors Co.	106,290	3,943,359
Harley-Davidson, Inc.(b)	12,940	461,440

		7,195,136

Banks — 5.4%
Bank of America Corp.	728,599	20,102,046
BB&T Corp.(b)	61,921	2,881,184
Citigroup, Inc.	190,752	11,868,589
Citizens Financial Group, Inc.	37,813	1,228,923
Comerica, Inc.	12,892	945,241
Fifth Third Bancorp	62,984	1,588,457
First Republic Bank	13,416	1,347,771
Huntington Bancshares, Inc.	84,882	1,076,304
JPMorgan Chase & Co.	265,601	26,886,789
KeyCorp	81,786	1,288,130
M&T Bank Corp.	11,226	1,762,707
People’s United Financial, Inc.	29,867	491,013
PNC Financial Services Group, Inc. (The)	36,789	4,512,539
Regions Financial Corp.	83,536	1,182,034
SunTrust Banks, Inc.	35,955	2,130,334
SVB Financial Group(a)	4,302	956,593
US Bancorp	121,975	5,877,975
Wells Fargo & Co.	332,091	16,046,637
Zions Bancorp	15,468	702,402

		102,875,668

Security	Shares	Value

Beverages — 1.8%
Brown-Forman Corp., Class B	13,483	$711,633
Coca-Cola Co. (The)	312,086	14,624,350
Constellation Brands, Inc., Class A	13,513	2,369,234
Molson Coors Brewing Co., Class B(b)	15,181	905,547
Monster Beverage Corp.(a)	31,711	1,730,786
PepsiCo, Inc.	113,930	13,962,122

		34,303,672

Biotechnology — 2.3%
AbbVie, Inc.	119,609	9,639,289
Alexion Pharmaceuticals, Inc.(a)	18,126	2,450,273
Amgen, Inc.	50,459	9,586,201
Biogen, Inc.(a)	15,950	3,770,261
Celgene Corp.(a)	56,953	5,372,946
Gilead Sciences, Inc.	103,398	6,721,904
Incyte Corp.(a)	14,327	1,232,265
Regeneron Pharmaceuticals, Inc.(a)	6,313	2,592,244
Vertex Pharmaceuticals, Inc.(a)	20,729	3,813,100

		45,178,483

Building Products — 0.3%
Allegion plc	7,793	706,903
AO Smith Corp.	11,796	628,963
Fortune Brands Home & Security, Inc.	11,342	539,993
Johnson Controls International plc	74,011	2,733,966
Masco Corp.	23,500	923,785

		5,533,610

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	4,216	451,576
Ameriprise Financial, Inc.	10,987	1,407,435
Bank of New York Mellon Corp. (The)	71,234	3,592,331
BlackRock, Inc.(e)	9,864	4,215,578
Cboe Global Markets, Inc.	9,082	866,786
Charles Schwab Corp. (The)	96,550	4,128,478
CME Group, Inc.	29,015	4,775,289
E*TRADE Financial Corp.	19,977	927,532
Franklin Resources, Inc.	24,397	808,516
Goldman Sachs Group, Inc. (The)	27,852	5,347,305
Intercontinental Exchange, Inc.	46,316	3,526,500
Invesco Ltd.	32,206	621,898
Moody’s Corp.	13,545	2,452,864
Morgan Stanley	104,983	4,430,283
MSCI, Inc.	6,898	1,371,598
Nasdaq, Inc.	9,406	822,931
Northern Trust Corp.	17,715	1,601,613
Raymond James Financial, Inc.	10,291	827,499
S&P Global, Inc.	20,126	4,237,529
State Street Corp.	30,711	2,021,091
T Rowe Price Group, Inc.	18,972	1,899,477

		50,334,109

Chemicals — 2.0%
Air Products & Chemicals, Inc.	17,804	3,399,852
Albemarle Corp.(b)	8,707	713,800
Celanese Corp.	10,394	1,024,952
CF Industries Holdings, Inc.	18,074	738,865
DowDuPont, Inc.	182,846	9,747,520
Eastman Chemical Co.	11,332	859,872
Ecolab, Inc.	20,531	3,624,543
FMC Corp.	11,024	846,864
International Flavors & Fragrances, Inc.(b)	8,215	1,058,010
Linde plc	44,681	7,860,728

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	24,850	$2,089,388
Mosaic Co. (The)	29,073	793,984
PPG Industries, Inc.	19,119	2,157,962
Sherwin-Williams Co. (The)	6,619	2,850,869

		37,767,209

Commercial Services & Supplies — 0.4%
Cintas Corp.	6,868	1,388,092
Copart, Inc.(a)(b)	16,285	986,708
Republic Services, Inc.	17,590	1,413,884
Rollins, Inc.	11,856	493,447
Waste Management, Inc.	31,608	3,284,387

		7,566,518

Communications Equipment — 1.2%
Arista Networks, Inc.(a)	4,267	1,341,801
Cisco Systems, Inc.	356,798	19,263,524
F5 Networks, Inc.(a)	4,820	756,403
Juniper Networks, Inc.	28,296	748,995
Motorola Solutions, Inc.	13,256	1,861,407

		23,972,130

Construction & Engineering — 0.1%
Fluor Corp.	11,323	416,687
Jacobs Engineering Group, Inc.	9,560	718,816
Quanta Services, Inc.	11,428	431,293

		1,566,796

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	5,141	1,034,267
Vulcan Materials Co.	10,693	1,266,051

		2,300,318

Consumer Finance — 0.7%
American Express Co.	56,095	6,131,183
Capital One Financial Corp.	37,815	3,089,107
Discover Financial Services	26,635	1,895,347
Synchrony Financial(b)	53,524	1,707,416

		12,823,053

Containers & Packaging — 0.3%
Avery Dennison Corp.	6,808	769,304
Ball Corp.	27,117	1,568,990
International Paper Co.	32,795	1,517,425
Packaging Corp. of America	7,664	761,648
Sealed Air Corp.(b)	12,865	592,562
Westrock Co.	20,786	797,143

		6,007,072

Distributors — 0.1%
Genuine Parts Co.	11,830	1,325,315
LKQ Corp.(a)	26,087	740,349

		2,065,664

Diversified Consumer Services — 0.0%
H&R Block, Inc.(b)	16,849	403,365

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	157,610	31,662,273
Jefferies Financial Group, Inc.	21,331	400,809

		32,063,082

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	590,729	18,525,261
CenturyLink, Inc.	76,930	922,391
Verizon Communications, Inc.	335,120	19,815,646

		39,263,298

Security	Shares	Value

Electric Utilities — 2.0%
Alliant Energy Corp.	19,139	$902,021
American Electric Power Co., Inc.	40,110	3,359,212
Duke Energy Corp.	58,972	5,307,480
Edison International	26,502	1,641,004
Entergy Corp.	15,366	1,469,451
Evergy, Inc.	20,647	1,198,558
Eversource Energy	25,800	1,830,510
Exelon Corp.	78,658	3,943,125
FirstEnergy Corp.	40,842	1,699,436
NextEra Energy, Inc.	38,771	7,495,210
Pinnacle West Capital Corp.	9,092	869,013
PPL Corp.	58,444	1,855,013
Southern Co. (The)	83,691	4,325,151
Xcel Energy, Inc.	41,811	2,350,196

		38,245,380

Electrical Equipment — 0.5%
AMETEK, Inc.	18,425	1,528,722
Eaton Corp. plc	34,436	2,774,164
Emerson Electric Co.	49,849	3,413,161
Rockwell Automation, Inc.	9,778	1,715,648

		9,431,695

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	24,163	2,281,954
Corning, Inc.	63,785	2,111,283
FLIR Systems, Inc.	11,031	524,855
IPG Photonics Corp.(a)	2,812	426,805
Keysight Technologies, Inc.(a)	15,203	1,325,702
TE Connectivity Ltd.	27,475	2,218,606

		8,889,205

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	41,989	1,163,935
Halliburton Co.	71,210	2,086,453
Helmerich & Payne, Inc.	8,874	493,039
National Oilwell Varco, Inc.	30,887	822,830
Schlumberger Ltd.	112,373	4,896,092
TechnipFMC plc	34,439	810,005

		10,272,354

Entertainment — 1.8%
Activision Blizzard, Inc.	61,947	2,820,447
Electronic Arts, Inc.(a)	24,290	2,468,593
Netflix, Inc.(a)	35,408	12,625,076
Take-Two Interactive Software, Inc.(a)	9,263	874,149
Viacom, Inc., Class B	28,483	799,518
Walt Disney Co. (The)	141,933	15,758,821

		35,346,604

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.(b)	9,143	1,303,426
American Tower Corp.	35,769	7,048,639
Apartment Investment & Management Co., Class A	11,631	584,923
AvalonBay Communities, Inc.	11,232	2,254,599
Boston Properties, Inc.	12,531	1,677,650
Crown Castle International Corp.	33,745	4,319,360
Digital Realty Trust, Inc.	16,853	2,005,507
Duke Realty Corp.	29,031	887,768
Equinix, Inc.	6,752	3,059,736
Equity Residential	29,893	2,251,541
Essex Property Trust, Inc.	5,374	1,554,376
Extra Space Storage, Inc.	10,317	1,051,405
Federal Realty Investment Trust	6,030	831,235
HCP, Inc.(b)	38,750	1,212,875

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	60,835	$1,149,782
Iron Mountain, Inc.(b)	23,465	832,069
Kimco Realty Corp.(b)	34,546	639,101
Macerich Co. (The)	8,673	375,975
Mid-America Apartment Communities, Inc.	9,170	1,002,556
Prologis, Inc.	51,207	3,684,344
Public Storage	12,197	2,656,263
Realty Income Corp.	24,638	1,812,371
Regency Centers Corp.	13,587	916,987
SBA Communications Corp.(a)	9,209	1,838,669
Simon Property Group, Inc.	25,159	4,584,221
SL Green Realty Corp.	6,788	610,377
UDR, Inc.	22,399	1,018,259
Ventas, Inc.	29,132	1,858,913
Vornado Realty Trust	14,059	948,139
Welltower, Inc.	31,327	2,430,975
Weyerhaeuser Co.	60,519	1,594,070

		57,996,111

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	35,709	8,646,577
Kroger Co. (The)	64,685	1,591,251
Sysco Corp.	38,283	2,555,773
Walgreens Boots Alliance, Inc.	65,043	4,115,271
Walmart, Inc.	115,451	11,259,936

		28,168,808

Food Products — 1.2%
Archer-Daniels-Midland Co.	45,395	1,957,886
Campbell Soup Co.(b)	15,794	602,225
Conagra Brands, Inc.	39,811	1,104,357
General Mills, Inc.	48,466	2,508,115
Hershey Co. (The)	11,334	1,301,483
Hormel Foods Corp.(b)	22,041	986,555
JM Smucker Co. (The)	9,194	1,071,101
Kellogg Co.	20,531	1,178,069
Kraft Heinz Co. (The)	50,427	1,646,442
Lamb Weston Holdings, Inc.	12,020	900,779
McCormick & Co., Inc. (Non-Voting)	9,944	1,497,865
Mondelez International, Inc., Class A	116,912	5,836,247
Tyson Foods, Inc., Class A	24,004	1,666,598

		22,257,722

Gas Utilities — 0.0%
Atmos Energy Corp.	9,502	978,041

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	142,406	11,383,936
ABIOMED, Inc.(a)	3,636	1,038,405
Align Technology, Inc.(a)	5,967	1,696,597
Baxter International, Inc.	38,649	3,142,550
Becton Dickinson and Co.	21,817	5,448,359
Boston Scientific Corp.(a)	112,389	4,313,490
Cooper Cos., Inc. (The)	3,968	1,175,203
Danaher Corp.	50,929	6,723,647
Dentsply Sirona, Inc.	18,102	897,678
Edwards Lifesciences Corp.(a)	16,843	3,222,571
Hologic, Inc.(a)	21,704	1,050,474
IDEXX Laboratories, Inc.(a)	6,977	1,560,057
Intuitive Surgical, Inc.(a)	9,283	5,296,694
Medtronic plc	108,718	9,902,036
ResMed, Inc.(b)	11,628	1,208,963
Stryker Corp.	25,082	4,954,197

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	3,738	$1,129,474
Varian Medical Systems, Inc.(a)	7,470	1,058,648
Zimmer Biomet Holdings, Inc.	16,592	2,118,798

		67,321,777

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	12,857	1,022,389
Anthem, Inc.	20,840	5,980,663
Cardinal Health, Inc.	24,425	1,176,064
Centene Corp.(a)	33,509	1,779,328
Cigna Corp.	30,827	4,957,598
CVS Health Corp.	105,197	5,673,274
DaVita, Inc.(a)	10,342	561,467
HCA Healthcare, Inc.	21,649	2,822,597
Henry Schein, Inc.(a)	12,476	749,932
Humana, Inc.	10,972	2,918,552
Laboratory Corp. of America Holdings(a)	7,892	1,207,318
McKesson Corp.	15,449	1,808,460
Quest Diagnostics, Inc.(b)	10,969	986,332
UnitedHealth Group, Inc.	77,820	19,241,773
Universal Health Services, Inc., Class B	6,775	906,292
WellCare Health Plans, Inc.(a)	4,033	1,087,902

		52,879,941

Health Care Technology — 0.1%
Cerner Corp.(a)	26,306	1,504,966

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	32,570	1,651,950
Chipotle Mexican Grill, Inc.(a)	1,974	1,402,152
Darden Restaurants, Inc.	10,095	1,226,240
Hilton Worldwide Holdings, Inc.	23,752	1,974,029
Marriott International, Inc., Class A	22,866	2,860,308
McDonald’s Corp.	62,080	11,788,992
MGM Resorts International	41,355	1,061,169
Norwegian Cruise Line Holdings Ltd.(a)	17,654	970,264
Royal Caribbean Cruises Ltd.	13,940	1,597,803
Starbucks Corp.	100,839	7,496,371
Wynn Resorts Ltd.	7,854	937,139
Yum! Brands, Inc.	24,849	2,480,179

		35,446,596

Household Durables — 0.3%
DR Horton, Inc.	27,554	1,140,184
Garmin Ltd.	9,829	848,734
Leggett & Platt, Inc.(b)	10,632	448,883
Lennar Corp., Class A	23,185	1,138,152
Mohawk Industries, Inc.(a)	4,984	628,732
Newell Brands, Inc.(b)	31,540	483,824
PulteGroup, Inc.	20,679	578,185
Whirlpool Corp.(b)	5,231	695,147

		5,961,841

Household Products — 1.7%
Church & Dwight Co., Inc.	20,146	1,435,000
Clorox Co. (The)	10,352	1,661,082
Colgate-Palmolive Co.	69,641	4,773,194
Kimberly-Clark Corp.	27,936	3,461,270
Procter & Gamble Co. (The)	202,847	21,106,230

		32,436,776

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	53,692	970,751
NRG Energy, Inc.	22,456	953,931

		1,924,682

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.5%
3M Co.	46,701	$9,703,533
General Electric Co.	705,814	7,051,082
Honeywell International, Inc.	59,127	9,396,463
Roper Technologies, Inc.	8,403	2,873,574

		29,024,652

Insurance — 2.3%
Aflac, Inc.	60,814	3,040,700
Allstate Corp. (The)	26,918	2,535,137
American International Group, Inc.	70,694	3,044,084
Aon plc	19,462	3,322,163
Arthur J Gallagher & Co.	14,922	1,165,408
Assurant, Inc.	4,174	396,154
Brighthouse Financial, Inc.(a)	9,519	345,445
Chubb Ltd.	37,061	5,191,505
Cincinnati Financial Corp.(b)	12,289	1,055,625
Everest Re Group Ltd.	3,332	719,579
Hartford Financial Services Group, Inc. (The)	29,165	1,450,084
Lincoln National Corp.	16,591	973,892
Loews Corp.	22,213	1,064,669
Marsh & McLennan Cos., Inc.	40,972	3,847,271
MetLife, Inc.	77,621	3,304,326
Principal Financial Group, Inc.	20,991	1,053,538
Progressive Corp. (The)	47,430	3,419,229
Prudential Financial, Inc.	32,999	3,031,948
Torchmark Corp.	8,413	689,445
Travelers Cos., Inc. (The)	21,476	2,945,648
Unum Group	17,405	588,811
Willis Towers Watson plc	10,569	1,856,445

		45,041,106

Interactive Media & Services — 4.8%(a)
Alphabet, Inc., Class A	24,279	28,573,712
Alphabet, Inc., Class C	24,923	29,242,405
Facebook, Inc., Class A	193,434	32,243,514
TripAdvisor, Inc.	8,394	431,871
Twitter, Inc.	59,082	1,942,616

		92,434,118

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	33,452	59,569,649
Booking Holdings, Inc.(a)	3,650	6,368,922
eBay, Inc.	69,737	2,590,032
Expedia Group, Inc.	9,482	1,128,358

		69,656,961

IT Services — 5.1%
Accenture plc, Class A	51,682	9,097,066
Akamai Technologies, Inc.(a)	13,233	948,938
Alliance Data Systems Corp.	3,696	646,726
Automatic Data Processing, Inc.	35,235	5,628,439
Broadridge Financial Solutions, Inc.	9,493	984,329
Cognizant Technology Solutions Corp., Class A	46,624	3,377,909
DXC Technology Co.	21,754	1,399,000
Fidelity National Information Services, Inc.	26,179	2,960,845
Fiserv, Inc.(a)	31,752	2,803,067
FleetCor Technologies, Inc.(a)	6,962	1,716,760
Gartner, Inc.(a)	7,274	1,103,320
Global Payments, Inc.	12,820	1,750,186
International Business Machines Corp.	72,180	10,184,598
Jack Henry & Associates, Inc.	6,232	864,628
Mastercard, Inc., Class A(b)	73,139	17,220,578
Paychex, Inc.	25,977	2,083,355
PayPal Holdings, Inc.(a)	94,989	9,863,658

Security	Shares	Value

IT Services (continued)
Total System Services, Inc.	13,152	$1,249,571
VeriSign, Inc.(a)	8,542	1,550,885
Visa, Inc., Class A	141,944	22,170,233
Western Union Co. (The)	36,302	670,498

		98,274,589

Leisure Products — 0.1%
Hasbro, Inc.	9,541	811,176
Mattel, Inc.(a)(b)	27,890	362,570

		1,173,746

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	25,868	2,079,270
Illumina, Inc.(a)	11,957	3,714,920
IQVIA Holdings, Inc.(a)	12,838	1,846,746
Mettler-Toledo International, Inc.(a)	2,011	1,453,953
PerkinElmer, Inc.	9,119	878,707
Thermo Fisher Scientific, Inc.	32,650	8,936,958
Waters Corp.(a)	5,800	1,459,918

		20,370,472

Machinery — 1.6%
Caterpillar, Inc.	46,669	6,323,183
Cummins, Inc.	11,736	1,852,762
Deere & Co.	25,833	4,129,147
Dover Corp.	11,751	1,102,244
Flowserve Corp.	10,379	468,508
Fortive Corp.	23,836	1,999,602
Illinois Tool Works, Inc.	24,430	3,506,438
Ingersoll-Rand plc	19,643	2,120,462
PACCAR, Inc.	28,354	1,932,042
Parker-Hannifin Corp.	10,493	1,800,809
Pentair plc	13,093	582,769
Snap-on, Inc.(b)	4,477	700,740
Stanley Black & Decker, Inc.	12,243	1,667,129
Wabtec Corp.	10,758	793,080
Xylem, Inc.	14,555	1,150,427

		30,129,342

Media — 1.4%
CBS Corp. (Non-Voting), Class B	28,186	1,339,680
Charter Communications, Inc., Class A(a)	14,068	4,880,330
Comcast Corp., Class A	365,838	14,626,203
Discovery, Inc., Class A(a)	12,543	338,912
Discovery, Inc., Class C(a)	29,533	750,729
DISH Network Corp., Class A(a)	18,485	585,790
Fox Corp., Class A(a)	28,658	1,052,035
Fox Corp., Class B(a)	12,788	458,833
Interpublic Group of Cos., Inc. (The)	30,812	647,360
News Corp., Class A(b)	31,580	392,855
News Corp., Class B	10,303	128,685
Omnicom Group, Inc.	18,135	1,323,674

		26,525,086

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	117,195	1,510,643
Newmont Mining Corp.	43,204	1,545,407
Nucor Corp.	24,756	1,444,513

		4,500,563

Multiline Retail — 0.5%
Dollar General Corp.	21,306	2,541,806
Dollar Tree, Inc.(a)	19,322	2,029,583
Kohl’s Corp.	13,537	930,939

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Macy’s, Inc.	25,206	$605,700
Nordstrom, Inc.(b)	9,328	413,977
Target Corp.	42,447	3,406,796

		9,928,801

Multi-Utilities — 1.1%
Ameren Corp.(b)	19,837	1,459,011
CenterPoint Energy, Inc.	40,485	1,242,890
CMS Energy Corp.	22,979	1,276,254
Consolidated Edison, Inc.	26,043	2,208,707
Dominion Energy, Inc.	64,805	4,967,951
DTE Energy Co.(b)	14,756	1,840,663
NiSource, Inc.(b)	30,206	865,704
Public Service Enterprise Group, Inc.	41,100	2,441,751
Sempra Energy	22,245	2,799,756
WEC Energy Group, Inc.	25,613	2,025,476

		21,128,163

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	40,508	1,842,304
Apache Corp.	30,692	1,063,785
Cabot Oil & Gas Corp.	34,341	896,300
Chevron Corp.	154,016	18,971,691
Cimarex Energy Co.	8,229	575,207
Concho Resources, Inc.	16,248	1,802,878
ConocoPhillips	92,002	6,140,213
Devon Energy Corp.	35,549	1,121,926
Diamondback Energy, Inc.	12,472	1,266,282
EOG Resources, Inc.	47,034	4,476,696
Exxon Mobil Corp.	343,644	27,766,435
Hess Corp.	20,644	1,243,388
HollyFrontier Corp.	13,069	643,910
Kinder Morgan, Inc.	157,845	3,158,478
Marathon Oil Corp.	66,363	1,108,926
Marathon Petroleum Corp.	54,618	3,268,887
Noble Energy, Inc.	39,334	972,730
Occidental Petroleum Corp.	60,791	4,024,364
ONEOK, Inc.	33,374	2,330,840
Phillips 66	34,024	3,238,064
Pioneer Natural Resources Co.	13,652	2,078,927
Valero Energy Corp.	33,873	2,873,447
Williams Cos., Inc. (The)	98,219	2,820,850

		93,686,528

Personal Products — 0.2%
Coty, Inc., Class A(b)	35,673	410,239
Estee Lauder Cos., Inc. (The), Class A	17,703	2,930,732

		3,340,971

Pharmaceuticals — 4.8%
Allergan plc	25,389	3,717,204
Bristol-Myers Squibb Co.	132,389	6,316,279
Eli Lilly & Co.	70,023	9,086,185
Johnson & Johnson	215,986	30,192,683
Merck & Co., Inc.	209,373	17,413,552
Mylan NV(a)	42,137	1,194,163
Nektar Therapeutics(a)	14,017	470,971
Perrigo Co. plc	9,995	481,359
Pfizer, Inc.	450,130	19,117,021
Zoetis, Inc.	38,820	3,908,009

		91,897,426

Security	Shares	Value

Professional Services — 0.3%
Equifax, Inc.	9,791	$1,160,234
IHS Markit Ltd.(a)	29,457	1,601,872
Nielsen Holdings plc	28,824	682,264
Robert Half International, Inc.	9,909	645,670
Verisk Analytics, Inc.	13,338	1,773,954

		5,863,994

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	25,317	1,251,926

Road & Rail — 1.0%
CSX Corp.	62,813	4,699,668
JB Hunt Transport Services, Inc.	7,054	714,500
Kansas City Southern	8,257	957,647
Norfolk Southern Corp.	21,691	4,053,831
Union Pacific Corp.	58,636	9,803,939

		20,229,585

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)	71,190	1,816,769
Analog Devices, Inc.	29,867	3,144,099
Applied Materials, Inc.	76,990	3,053,423
Broadcom, Inc.	32,125	9,660,309
Intel Corp.	364,721	19,585,518
KLA-Tencor Corp.	13,400	1,600,094
Lam Research Corp.	12,367	2,213,817
Maxim Integrated Products, Inc.	22,449	1,193,613
Microchip Technology, Inc.(b)	19,138	1,587,688
Micron Technology, Inc.(a)	90,873	3,755,781
NVIDIA Corp.	49,151	8,825,554
Qorvo, Inc.(a)	10,227	733,583
QUALCOMM, Inc.	98,172	5,598,749
Skyworks Solutions, Inc.	14,116	1,164,288
Texas Instruments, Inc.	76,102	8,072,139
Xilinx, Inc.	20,547	2,605,154

		74,610,578

Software — 6.4%
Adobe, Inc.(a)	39,539	10,536,748
ANSYS, Inc.(a)	6,794	1,241,332
Autodesk, Inc.(a)	17,759	2,767,207
Cadence Design Systems, Inc.(a)	22,740	1,444,217
Citrix Systems, Inc.	9,964	993,012
Fortinet, Inc.(a)	11,679	980,686
Intuit, Inc.	21,008	5,491,701
Microsoft Corp.	622,140	73,375,192
Oracle Corp.	206,501	11,091,169
Red Hat, Inc.(a)	14,366	2,624,668
salesforce.com, Inc.(a)	62,032	9,824,008
Symantec Corp.	51,842	1,191,848
Synopsys, Inc.(a)	12,112	1,394,697

		122,956,485

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	5,813	991,291
AutoZone, Inc.(a)	2,024	2,072,819
Best Buy Co., Inc.	19,193	1,363,854
CarMax, Inc.(a)	13,796	962,961
Foot Locker, Inc.	9,331	565,458
Gap, Inc. (The)	17,511	458,438
Home Depot, Inc. (The)	91,537	17,565,035
L Brands, Inc.	18,284	504,273

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	64,951	$7,110,186
O’Reilly Automotive, Inc.(a)	6,352	2,466,482
Ross Stores, Inc.	30,046	2,797,283
Tiffany & Co.	8,894	938,762
TJX Cos., Inc. (The)	100,332	5,338,666
Tractor Supply Co.	10,007	978,284
Ulta Beauty, Inc.(a)	4,598	1,603,460

		45,717,252

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	363,359	69,020,042
Hewlett Packard Enterprise Co.	111,925	1,727,003
HP, Inc.	124,382	2,416,742
NetApp, Inc.	20,015	1,387,840
Seagate Technology plc	20,796	995,920
Western Digital Corp.	23,727	1,140,320
Xerox Corp.	16,211	518,428

		77,206,295

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	12,316	563,457
Hanesbrands, Inc.	29,028	519,021
NIKE, Inc., Class B	102,252	8,610,641
PVH Corp.	6,209	757,188
Ralph Lauren Corp.	4,275	554,382
Tapestry, Inc.	23,758	771,897
Under Armour, Inc., Class A(a)	15,126	319,763
Under Armour, Inc., Class C(a)	15,770	297,580
VF Corp.	26,349	2,289,992

		14,683,921

Tobacco — 1.0%
Altria Group, Inc.	152,027	8,730,910
Philip Morris International, Inc.	126,089	11,145,007

		19,875,917

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	23,200	$1,491,992
United Rentals, Inc.(a)	6,456	737,598
WW Grainger, Inc.	3,658	1,100,802

		3,330,392

Water Utilities — 0.1%
American Water Works Co., Inc.	14,613	1,523,551

Total Common Stocks — 99.8% (Cost: $950,935,125)		1,915,832,701

Total Long-Term Investments — 99.8% (Cost: $950,935,125)		1,915,832,701

Short-Term Securities — 1.0%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	5,930,645	5,930,645
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)	13,490,369	13,494,416

Total Short-Term Securities — 1.0% (Cost: $19,425,061)		19,425,061

Total Investments — 100.8% (Cost: $970,360,186)		1,935,257,762

Liabilities in Excess of Other Assets — (0.8)%		(15,548,071)

Net Assets — 100.0%		$1,919,709,691

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	15,713,324	—	(9,782,679	)(b)	5,930,645	$5,930,645	$57,866		$—	$—
SL Liquidity Series, LLC, Money Market Series	31,575,620	—	(18,085,251	)(b)	13,490,369	13,494,416	37,178	(c)	6,692	972
Blackrock, Inc.	9,976	117	(229)		9,864	4,215,578	32,165		47,613	292,432

						$23,640,639	$127,209		$54,305	$293,404

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses and other payments to and from borrowers of securities

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviation

S&P — S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period-End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	55	06/21/19	$7,804	$96,890

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,915,832,701	$—	$—	$1,915,832,701
Short-Term Securities	5,930,645	—	—	5,930,645

Subtotal	$1,921,763,346	$—	$—	$1,921,763,346

Investments valued at NAV(b)				13,494,416

Total Investments				$1,935,257,762

Derivative Financial Instruments(c)
Assets:
Equity contracts	$96,890	$—	$—	$96,890

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

7